INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure Abstract
INCOME TAX EXPENSE

NOTE 30: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2015	2016	2017
	(EUR in millions)

Loss before income tax domestic	(3.336)	(340)	(82)
Income / (loss) before income tax foreign	(16)	80	70
	(3.352)	(260)	(12)

The significant components of the income tax / (expense) for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	(EUR in millions)
Income tax (expense) / credit:
Current tax expense domestic	(52)	(16)	(19)
Current tax expense foreign	(11)	(7)	(4)
Deferred tax benefit domestic	33	43	43
Deferred tax (expense) / benefit foreign	-	1	(1)
Total income tax (expense) / credit	(30)	21	19

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2015	2016	2017
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 29% (2015: 29%, 2016: 29%)	(972)	(75)	(3)
Adjustments relating to income taxes from prior years	(6)	(285)	69
Effect of tax exempt income	(151)	(85)	(42)
Effect of different tax rates in other countries	4	(10)	(9)
Non deductible expenses	125	23	22
Effect of unused tax losses	-	-	120
Effect of change in income tax rate	(670)	-	-
Valuation allowance for deferred tax assets	1.094	422	(187)
Non-offsettable income taxes with current year income taxes	18	(2)	-
Effect from offsetting of prior year carry forward tax losses	598	-	-
Income tax audit settlement	27	-	-
Other	(37)	(9)	11
Income tax expense / (benefit)	30	(21)	(19)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2016	2017

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	3.094	3.232
Mark to market valuation of securities and derivatives	510	274
Pension and other post retirement benefits	104	54
Revaluation of land and buildings	129	126
Intangibles recognized upon acquisition and other assets	1	-
Tax loss carried forward	1.622	1.547
Other	155	142
PSI tax losses	2.294	2.202
Gross deferred tax assets	7.909	7.577
Deferred tax assets / liabilities for netting	(21)	(13)
Net deferred tax assets	7.888	7.564
Valuation allowance for deferred tax assets	(7.869)	(7.546)
Net deferred tax assets after valuation allowance	19	18

Deferred Tax Liabilities:
Allowance for loan losses	(4)	(4)
Revaluation of land and buildings	-	(1)
Intangibles recognized upon acquisition and other assets	(10)	(8)
Tax free reserves	(16)	(16)
Other	(5)	-
Gross deferred tax liabilities	(35)	(29)
Deferred tax liabilities / assets for netting	21	13
Net deferred tax liabilities	(14)	(16)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2016	2017

	(EUR in millions)
Opening balance	6.940	7.869
Charge for the period from continuing operations	422	(187)
Charge for the period from discontinued operations	507	(136)
Closing balance	7.869	7.546

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 19 million and EUR 18 million, at December 31, 2016 and 2017 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the years ended December 31, 2016 and 2017 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Each year Management assesses whether the recognition of the deferred tax asset is appropriate to the extent that future taxable profit will be available to absorb these tax losses and other deductible temporary differences.

The Group as at December 31, 2017 has a deferred tax asset before valuation allowance of EUR 1,547 million on the tax losses carry-forward of EUR 5,353 million which expire as follows:

(EUR in
Year	millions)
2018	139
2019	1.914
2020	942
2021	2.129
2022	229
Total	5.353

The applicable Greek statutory corporation income tax rate is 29% for 2015, 2016 and 2017. Profit distributions approved from January 1, 2014 onwards are subject to withholding tax of 10%.

On July 16, 2015, following Law 4334/2015, relating to immediate prerequisites for negotiation and agreement with ESM, the corporation tax rate was increased to 29%. The increase was effective from January 1, 2015 onwards.

Following Law 4387/2016, the withholding tax on dividends distributed from January 1, 2017 onwards, is increased from 10% to 15%.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the increase in the nominal tax rates. The total effect, for the years ended December 31, 2015, 2016 and 2017, was EUR 670 million, NIL and NIL respectively which was offset by an equivalent amount of valuation allowance resulting in a total net effect of NIL for the years 2015, 2016 and 2017.

The reconciliation of the movement of the Group’s unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group’s effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2015	2016	2017

	(EUR in millions)
Balance, at beginning of year	2	2	2
Reductions related to positions taken during prior years	-	-	(2)
Balance, at end of year	2	2	-

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

Tax authorities have not yet audited all subsidiaries for certain financial years and accordingly their tax obligations for those years may not be considered final. Additional taxes and penalties may be imposed as a result of such tax audits; although the amount cannot be determined, it is not expected to have a material effect on the consolidated Statement of Financial Position. The Bank has been audited by the tax authorities up to and including the year 2010. The tax audit certificates for the years 2011, 2012, 2013, 2014, 2015 and 2016 were unqualified and issued by the independent auditor, Deloitte Certified Public Accountants S.A., on July 27, 2012, September 27, 2013, July 10, 2014, October 30, 2015, September 30, 2016 and October 23, 2017 respectively in accordance with article 82 of law 2238/1994 and article 65A of law 4174/2013. Based on Ministerial Decision 1006/05.01.2016 there is no exception from tax audit by the tax authorities to those entities that have been tax audited by the independent auditor and its tax audit certificate was unqualified. Therefore, the tax authorities may re-audit the tax books of the Bank for 2011-2016.

The open tax years of the major companies of the Group at December 31, 2017, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2011-2017
NBG London Branch (United Kingdom)	2016-2017
Banca Romaneasca S.A. (Romania)	2011-2017
National Securities S.A. (Greece)	2012-2017
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2017
Ethniki Leasing S.A. (Greece)	2010-2017
Ethniki Hellenic General Insurance S.A. (Greece)	2012-2017